Cover Page	12 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654